Common Stock and Additional Paid-in Capital - Net Income attributable to Dryships Inc. and transfers to the Non-controlling Interest (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Loss Attributable To Dryships Inc. And Transfers To Non-controlling Interest [Abstract]
Net loss attributable to Dryships Inc.	$ (223,093)	$ (246,778)	$ (70,128)
Transfers to the non-controlling interest:
Decrease in Dryships Inc. equity for reduction in subsidiary ownership	(45,542)	(81,760)	(75,231)
Net transfers to the non-controlling interest	(45,542)	(81,760)	(75,231)
Net loss attributable to Dryships Inc. and transfers to/from the non-controlling interest	$ (268,635)	$ (328,538)	$ (145,359)